Annual Total Returns[BarChart] - PIMCO CommoditiesPLUS Strategy Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.35%)	5.18%	(1.43%)	(24.83%)	(28.24%)	19.25%	10.84%	(12.14%)	19.36%	(9.15%)